ACQUISITIONS OF CONSOLIDATED ENTITIES - Business Combinations By Type (Details) - USD ($) $ in Millions	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Other financial assets		$ 30,614	$ 28,324
Assets classified as held for sale		4,129	2,489
Goodwill		34,270	34,911
Liabilities associated with assets classified as held for sale		538	$ 118
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date		99
Accounts receivable and other		177
Assets classified as held for sale		270
Property, plant and equipment		2,478
Identifiable intangible assets recognised as of acquisition date		331
Goodwill		45
Total assets		3,400
Accounts payable and other		1,619
Liabilities associated with assets classified as held for sale		70
Non-recourse borrowings		13
Deferred income tax liabilities		213
Non-controlling interests		4
Preferred equity
Total liabilities		(1,919)
Identifiable assets acquired (liabilities assumed)		1,481
Consideration transferred, acquisition-date fair value		910
Total | Real Estate
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		0
Total | Asset management
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		4
Total | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		0
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date		95
Accounts receivable and other		134
Assets classified as held for sale		270
Property, plant and equipment		2,444
Identifiable intangible assets recognised as of acquisition date		288
Goodwill		0
Total assets		3,231
Accounts payable and other		1,582
Liabilities associated with assets classified as held for sale		70
Non-recourse borrowings	$ 0
Deferred income tax liabilities		205
Non-controlling interests	0
Preferred equity
Total liabilities		(1,857)
Identifiable assets acquired (liabilities assumed)		1,374
Total | Private Equity and Other [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date		4
Accounts receivable and other		43
Assets classified as held for sale		0
Property, plant and equipment		34
Identifiable intangible assets recognised as of acquisition date		43
Goodwill		45
Total assets		169
Accounts payable and other		37
Liabilities associated with assets classified as held for sale		0
Non-recourse borrowings	13
Deferred income tax liabilities		8
Non-controlling interests	$ 4
Preferred equity
Total liabilities		(62)
Identifiable assets acquired (liabilities assumed)		$ 107